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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2002

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):       [_] is a restatement.
                                        [_] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                            Name: City Capital, Inc.
                         Address: 1100 Peachtree Street
                                   Suite 1500
                                Atlanta, GA 30309
                          Form 13F File Number: 28-3050

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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Willis P. Dobbs
                                Title: President
                               Phone: 404-874-1110
                     Signature, Place, and Date of Signing:

    /s/ Willis P. Dobbs          Atlanta, GA USA            January 30, 2003

                                -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    List of Other Managers Reporting for this Manager:

    [If there are no entries in this list, omit this section.]


Form 13F File Number                      Name
28-
[Repeat as necessary.]

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City Capital, Inc.
FORM 13F
December 31, 2002

                                                                                                 Voting Authority
                                                                                                 --------------------
                                                          Value        Shares/  Sh/     Invstmt  Other
Name of Issuer                   Title of clas CUSIP      (x$1000)     Pm Amt   Pm      Dscretn  Managers    Sole     Shared   None
------------------------------   ----------------------   --------     -------- ---     -------  --------    ----     ------   ----
ALLEGIANCE TELECOM INC           COM       01747T102              9       13940 SH      Sole                   13940
BANK ONE CORP COM                COM       06423a103            338        9237 SH      Sole                    9237
BERKSHIRE HATHAWAY CL B          COM       084670207           5738        2368 SH      Sole                    2368
CHARLES SCHWAB CORP NEW          COM       808513105            432       39820 SH      Sole                   39820
CHOICEPOINT INC                  COM       170388102           3075       77858 SH      Sole                   77858
CHUBB CORP                       COM       171232101            370        7080 SH      Sole                    7080
CINTAS                           COM       172908105           3960       86547 SH      Sole                   86547
CITIGROUP INC.                   COM       172967101            171        4860 SH      Sole                    4860
COCA COLA CO                     COM       191216100           4727      107830 SH      Sole                  107830
COLONIAL BANCGROUP INC           COM       195493309            191       16000 SH      Sole                   16000
DELL COMPUTER CORP               COM       247025109           3466      129620 SH      Sole                  129620
ECOLAB INC                       COM       278865100            228        4600 SH      Sole                    4600
EXXON MOBIL CORP                 COM       30231G102           2558       73205 SH      Sole                   73205
FAIR ISAAC AND COMPANY INC       COM       303250104           2966       69455 SH      Sole                   69455
FAMILY DOLLAR STORES             COM       307000109            206        6600 SH      Sole                    6600
FIDELITY NATIONAL CORP           COM       316320100            225       22500 SH      Sole                   22500
FOREST LABS CL A                 COM       345838106           3926       39967 SH      Sole                   39967
GENERAL ELECTRIC CO              COM       369604103            409       16800 SH      Sole                   16800
GILLETTE CO.                     COM       375766102            213        7000 SH      Sole                    7000
HANCOCK HOLDING COMPANY          COM       410120109            278        6225 SH      Sole                    6225
INTEL CORP                       COM       458140100            432       27762 SH      Sole                   27762
INTUIT INC                       COM       461202103           1417       30200 SH      Sole                   30200
JEFFERSON PILOT CORP             COM       475070108           3577       93860 SH      Sole                   93860
JOHNSON & JOHNSON                COM       478160104           5448      101442 SH      Sole                  101442
KING PHARMACEUTICALS INC         COM       495582108            595       34627 SH      Sole                   34627
LILLY ELI & CO                   COM       532457108           1839       28963 SH      Sole                   28963
M&T BANK CORPORATION             COM       55261f104           3969       50020 SH      Sole                   50020
MBNA CORP COM                    COM       55262l100            279       14665 SH      Sole                   14665
MEDTRONIC INC.                   COM       585055106           5319      116646 SH      Sole                  116646
MERCK & CO INC                   COM       589331107           4964       87689 SH      Sole                   87689
MICROSOFT                        COM       594918104           3620       70012 SH      Sole                   70012
NORTH FORK BANCORPORATION, INC   COM       659424105           2109       62500 SH      Sole                   62500
NORTHERN TRUST CORP              COM       665859104           1861       53085 SH      Sole                   53085
PAYCHEX INC                      COM       704326107           3853      138113 SH      Sole                  138113
PEPSICO INC.                     COM       713448108           3134       74221 SH      Sole                   74221
PFIZER INC                       COM       717081103            479       15659 SH      Sole                   15659
PHILIP MORRIS COS INC            COM       718154107           2710       66853 SH      Sole                   66853
PRECISION CASTPARTS CP COM       COM       740189105            206        8500 SH      Sole                    8500
SARA LEE COROPORATION            COM       803111103            241       10700 SH      Sole                   10700
STRYKER CORP                     COM       863667101           2406       35850 SH      Sole                   35850
SUNTRUST BANKS INC               COM       867914103           3513       61717 SH      Sole                   61717
SYNOVUS FINANCIAL CORP           COM       87161C105           3000      154643 SH      Sole                  154643
TOTAL SYSTEMS SERVICES INC       COM       891906109           2523      186900 SH      Sole                  186900
WAL MART STORES INC              COM       931142103           4326       85645 SH      Sole                   85645
SSGA S&P 500 INDEX FUND #338               784924888           1534      105748 SH      Sole                  105748
COCA COLA CO                               191216100            527       12030 SH      Sole                   12030
REPORT SUMMARY                          46 DATA RECORDS       97364             0